UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

Notes to Financial Statements	11

Disclosure of Fund Expenses	19

Board Considerations in Re-Approving the Advisory Agreement	21

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
CONSUMER DISCRETIONARY — 20.4%
Arctic Cat	15,990	$567,485
Black Diamond *	72,000	648,720
Callaway Golf	222,840	2,157,091
Del Frisco’s Restaurant Group *	39,217	791,007
Diversified Restaurant Holdings *	29,264	106,814
iRobot *	28,190	913,920
Jamba *	47,548	749,356
Johnson Outdoors, Cl A	26,754	842,751
Luby’s *	185,000	980,500
Marine Products	55,300	392,630
Nautilus *	51,617	867,682
Overstock.com *	37,917	814,078
Rave Restaurant Group *	10,916	152,606
Skullcandy *	2,420	26,160
Spartan Motors	154,400	727,224
Stoneridge *	37,900	456,316
Strattec Security	7,344	551,314
Superior Industries International	30,527	567,802
Universal Electronics *	15,520	837,149

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — (continued)
WCI Communities *	68,820	$1,600,065
Winnebago Industries	9,910	205,236

		14,955,906

CONSUMER STAPLES — 0.4%
Liberator Medical Holdings	104,291	294,101

ENERGY — 9.6%
Aegean Marine Petroleum Network	42,944	652,749
Era Group *	53,481	1,186,208
Evolution Petroleum	90,036	619,448
Matrix Service *	26,180	575,175
McDermott International *	39,960	209,790
Natural Gas Services Group *	16,130	408,895
Panhandle Oil and Gas, Cl A	7,275	165,870
Renewable Energy Group *	80,920	745,273
RigNet *	16,100	603,106
Ring Energy *	57,338	696,083
Synergy Resources *	61,661	738,699
Tidewater	14,920	413,135

		7,014,431

FINANCIALS — 17.3%
AMERISAFE	12,900	582,951
Ashford Hospitality Prime (A)	25,300	396,198
Avenue Financial Holdings *	17,608	208,655
Beneficial Bancorp *	69,600	807,360
Bluerock Residential Growth, Cl A (A)	36,590	500,551
CatchMark Timber Trust, Cl A (A)	95,380	1,106,408
City Office (A)	34,267	442,387
First Busey	75,600	471,744
First Security Group *	269,950	647,880
Fox Chase Bancorp	49,080	816,201
Heritage Oaks Bancorp	47,732	380,424
Independent Bank Group	16,400	631,400
Levy Acquisition *	34,756	501,529

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
Metro Bancorp	40,913	$1,049,009
MutualFirst Financial	60,100	1,295,155
Old Second Bancorp *	54,409	320,197
Park Sterling	156,100	1,045,870
SI Financial Group	74,288	896,656
Southern National Bancorp of Virginia	49,010	578,318

		12,678,893

HEALTH CARE — 9.8%
AngioDynamics *	25,376	423,525
AtriCure *	42,060	925,740
AxoGen *	79,070	268,838
BioScrip *	138,500	650,950
BioTelemetry *	77,774	622,970
CryoLife	9,874	100,715
Cynosure, Cl A *	11,933	398,801
Enzo Biochem *	61,120	171,136
Harvard Bioscience *	11,282	62,615
HealthStream *	10,885	315,012
Icad *	35,532	324,052
NeoGenomics *	179,826	814,612
Sharps Compliance *	81,203	510,767
Streamline Health Solutions *	98,245	222,033
Trinity Biotech ADR	49,930	837,326
Vascular Solutions *	17,330	555,600

		7,204,692

INDUSTRIALS — 21.9%
Argan	22,340	721,805
CECO Environmental	79,900	942,021
Celadon Group	13,839	357,600
Comfort Systems USA	47,203	976,630
Echo Global Logistics *	25,027	723,280
FreightCar America	36,661	956,486
GP Strategies *	10,050	327,530

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Graham	25,998	$608,353
Great Lakes Dredge & Dock *	42,962	249,180
Hill International *	22,698	87,387
Hurco	38,843	1,256,960
Insteel Industries	61,860	1,253,284
Jason Industries Inc *	34,607	254,188
Kadant	5,340	272,126
LB Foster, Cl A	23,810	1,017,401
Lydall *	17,380	466,479
Manitex International *	26,949	267,065
Marten Transport	11,850	263,781
Miller Industries	6,550	146,589
MYR Group *	21,630	634,192
NN	59,500	1,497,020
PMFG *	168,400	747,696
Preformed Line Products	8,417	353,093
SIFCO Industries	55,200	804,264
Sparton *	19,309	497,593
Ultralife *	100,443	409,807

		16,091,810

INFORMATION TECHNOLOGY — 12.8%
Actua Corp *	47,570	688,338
Alliance Fiber Optic Products	19,680	361,325
Brightcove *	11,047	76,445
CalAmp *	16,320	321,667
Callidus Software *	60,603	748,447
Computer Task Group	5,123	42,162
Datawatch *	42,550	311,040
DSP Group *	54,060	615,203
eGain *	97,578	317,128
Extreme Networks *	251,250	633,150
Fabrinet *	10,524	190,590
Information Services Group	55,861	219,534
IntraLinks Holdings *	68,160	667,968

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Iteris *	168,500	$298,245
Marchex, Cl B	37,493	159,345
On Track Innovations *	87,647	120,953
PAR Technology *	40,451	165,849
Perceptron	8,462	103,067
Pericom Semiconductor	6,965	87,202
PRGX Global *	13,310	56,434
Qumu *	55,200	762,312
Seachange International *	95,646	641,785
Stamps.com *	1,910	118,210
Telenav *	67,880	567,477
Upland Software *	12,886	79,378
Xcerra *	67,358	662,129
Zix *	91,280	388,853

		9,404,236

MATERIALS — 3.6%
AEP Industries *	24,871	1,246,037
Olympic Steel	32,610	357,080
US Concrete *	27,920	1,013,496

		2,616,613

UTILITIES — 1.3%
Consolidated Water	79,191	951,084

TOTAL COMMON STOCK

(Cost $70,745,620)		71,211,766

SHORT-TERM INVESTMENT (B) — 1.1%
SEI Daily Income Trust Government Fund, Cl A, 0.02% (Cost $809,830)	809,830	809,830

TOTAL INVESTMENTS — 98.2%

(Cost $71,555,450)		$72,021,596

Percentages are based on Net Assets of $73,373,202.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of April 30, 2015.

ADR American Depositary Receipt

Cl —Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $71,555,450)	$72,021,596
Receivable for Investment Securities Sold	2,220,401
Receivable for Capital Shares Sold	87,410
Dividend and Interest Receivable	19,767
Prepaid Expenses	25,743

Total Assets	74,374,917

Liabilities:
Payable for Investment Securities Purchased	866,067
Payable due to Investment Adviser	44,675
Payable for Capital Shares Redeemed	23,105
Payable due to Administrator	11,507
Payable due to Trustees	5,389
Chief Compliance Officer Fees Payable	3,769
Payable due to Shareholder Servicing Agent	838
Distribution Fees Payable	790
Other Accrued Expenses and Other Payables	45,575

Total Liabilities	1,001,715

Net Assets	$73,373,202

NET ASSETS CONSIST OF:
Paid-in-Capital	$72,467,384
Accumulated Net Investment Loss	(175,930)
Accumulated Net Realized Gain on Investments	615,602
Net Unrealized Appreciation on Investments	466,146

Net Assets	$73,373,202

Net Asset Value, Offering and Redemption Price Per Share*-
Institutional Class Shares (unlimited authorization - no par value) ($69,625,600 ÷ 5,183,387 shares)	$13.43

Net Asset Value, Offering and Redemption Price Per Share*-
Investor Class Shares (unlimited authorization - no par value) ($3,747,602 ÷ 282,271 shares)	$13.28

*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2015
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$298,741

Total Investment Income	298,741

Expenses:
Investment Advisory Fees	463,310
Administration Fees	69,424
Trustees’ Fees	9,305
Distribution Fees (Investor Class Shares)	5,674
Shareholder Serving Fees (Investor Class Shares)	5,674
Chief Compliance Officer Fees	5,292
Transfer Agent Fees	44,183
Registration and Filing Fees	18,209
Legal Fees	17,723
Printing Fees	13,612
Audit Fees	10,909
Custodian Fees	2,480
Other Expenses	11,396

Total Expenses	677,191

Less:
Waiver of Investment Advisory Fees	(202,511)
Fees Paid Indirectly — Note 4	(9)

Net Expenses	474,671

Net Investment Loss	(175,930)

Net Realized Gain Investments	850,636
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,301,330)

Net Realized and Unrealized Loss on Investments	(1,450,694)

Net Decrease in Net Assets Resulting from Operations	$(1,626,624)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Loss	$(175,930)	$(394,599)
Net Realized Gain on Investments	850,636	4,747,793
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,301,330)	(5,706,603)

Net Decrease in Net Assets Resulting From Operations	(1,626,624)	(1,353,409)

Dividends and Distributions to Shareholders:
Net Capital Gains
Institutional	(4,268,605)	(962,549)
Investor	(302,507)	(30,622)

Total Dividends and Distributions to Shareholders	(4,571,112)	(993,171)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	11,674,697	22,869,753
Reinvestment of Distributions	1,834,585	955,539
Redeemed	(8,447,289)	(7,205,039)

Net Institutional Class Share Transactions	5,061,993	16,620,253

Investor Class Shares
Issued	310,733	5,924,871
Reinvestment of Distributions	301,426	30,571
Redemption Fees — Note 2	380	–
Redeemed	(1,643,800)	(2,066,876)

Net Investor Share Class Transactions	(1,031,261)	3,888,566

Net Increase in Net Assets From Capital Share Transactions	4,030,732	20,508,819

Total Increase (Decrease) in Net Assets	(2,167,004)	18,162,239

Net Assets:
Beginning of Period	75,540,206	57,377,967

End of Period (including accumulated net investment loss of ($175,930) and $—, respectively)	$73,373,202	$75,540,206

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares

	Period Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012‡
Net Asset Value, Beginning of Period	$14.60		$14.90	$10.34	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.03)		(0.08)	(0.08)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.27)		0.03 **	4.74	0.37

Total from Investment Operations	(0.30)		(0.05)	4.66	0.34

Dividends and Distributions:
Net Investment Income	–		–	(0.04)	–
Capital Gains	(0.87)		(0.25)	(0.06)	–

Total Dividends and Distributions	(0.87)		(0.25)	(0.10)	–

Net Asset Value, End of Period	$13.43		$14.60	$14.90	$10.34

Total Return†	(2.17)%		(0.38)%	45.44%	3.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$69,626		$70,343	$55,741	$1,382
Ratio of Expenses to Average Net Assets(1)	1.25	%††	1.25%	1.25%	1.25	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.79	%††	1.80%	2.65%	72.09	%††
Ratio of Net Investment Loss to Average Net Assets	(0.45	)%††	(0.52)%	(0.64)%	(0.49	)%††
Portfolio Turnover Rate	48%		57%	36%	17	%^

*	Per share calculations were performed using average shares for the period.
**	The amount shows for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Advisor not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.
(1)	The ratio of net expenses to average net assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout the Year or Period

	Investor Class Shares

	Period Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012‡
Net Asset Value, Beginning of Period	$14.47		$14.85	$10.33	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.06)		(0.16)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.26)		0.03 **	4.75	0.38

Total from Investment Operations	(0.32)		(0.13)	4.60	0.33

Redemption Fees	0.00	(1)	–	0.00 (1)	–

Dividends and Distributions:
Net Investment Income	–		–	(0.02)	–
Capital Gains	(0.87)		(0.25)	(0.06)	–

Total Dividends and Distributions	(0.87)		(0.25)	(0.08)	–

Net Asset Value, End of Period	$13.28		$14.47	$14.85	$10.33

Total Return†	(2.34)%		(0.93)%	44.81%	3.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$3,747		$5,197	$1,637	$58
Ratio of Expenses to Average Net Assets(1)	1.75	%††	1.75%	1.75%	1.55	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.29	%††	2.31%	3.73%	331.49	%††
Ratio of Net Investment Loss to Average Net Assets	(0.91	)%††	(1.06)%	(1.12)%	(0.88	)%††
Portfolio Turnover Rate	48%		57%	36%	17	%^

*	Per share calculations were performed using average shares for the period.
**	The amount shows for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Advisor not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover rate is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.
(1)	Amount represents less than $0.01 per share.
(2)	The ratio of net expenses to average net assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the Thomson Horstmann & Bryant Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The short-term investment is valued at net asset value.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2015, all of the Fund’s investments were considered Level 1. For details of investment classifications, reference the Schedule of Investments.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2015, there were no Level 3 securities.

During the period ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the Fund did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the period ended April 30, 2015 the Fund retained redemption fees of $380.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2015, the Fund paid $69,424 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended April 30, 2015, the Fund’s Investor Shares incurred $5,674 of shareholder servicing fees, an effective rate of 0.25%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the period ended April 30, 2015, the Fund’s Investor Shares incurred $5,674 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2015, the Fund earned cash management credits of $9, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

from exceeding 1.25% and 1.75% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until March 29, 2016. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.75% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2016. As of April 30, 2015, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the fees were waived, to the Adviser were $431,474, expiring in 2016, $382,706 expiring in 2017 and $404,060 expiring in 2018. During the period ended April 30, 2015, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Share Transactions:
Institutional Class Shares
Issued	847,738	1,507,643
Reinvested	134,500	64,607
Redeemed	(618,337)	(493,207)

Net Institutional Share Transactions	363,901	1,079,043

Investor Class Shares
Issued	22,782	387,023
Reinvested	22,328	2,075
Redeemed	(121,993)	(140,157)

Net Investor Share Transactions	(76,883)	248,941

7. Investment Transactions:

For the period ended April 30, 2015, the Fund made purchases of $35,169,554 and sales of $36,061,109 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long Term Capital Gain	Total
2014	$842,325	$150,846	$993,171
2013	13,250	—	13,250

As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,719,313
Undistributed Long-Term Capital Gain	2,851,283
Unrealized Appreciation	2,532,957
Other Temporary Differences	1

Total Distributable Earnings	$7,103,554

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$71,555,450	$6,786,010	($6,319,864)	$466,146

9. Other:

At April 30, 2015, 79% of the Institutional Class Shares total shares outstanding were held by two record shareholders and 90% of the Investor Class Shares total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

11. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

DISCLOSURE OF FUND EXPENSES — concluded

	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$978.30	1.25%	$6.13
Investor Class	1,000.00	976.60	1.75	8.58
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class	1,000.00	1,016.12	1.75	8.75

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 18, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the Fund relative to its benchmark and peer group and the steps recently taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2015
(Unaudited)

along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Thomson Horstmann & Bryant Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015